Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Equities	$ 1,752	$ (8,694)	[1]	$ 13,795		$ 5,702
Financial assets not measured at fair value
Cash and cash equivalent	10,417	20,439	[2]	$ 40,560	[2]	$ 18,624	[2]
Loans receivable – current	69,949	62,439
Loans Receivable Non-Current (Level 3)	34,726	39,317
Financial liabilities measured at fair value
Derivative financial liability		964	[1]
Financial liabilities not measured at fair value
Accounts payable and accruals	11,254	9,454	[1]
Credit facilities	76,472	76,465
Debentures	44,039	42,156	[1]
Convertible debentures	12,373	11,889
Level 1 [Member]
Statement Line Items [Line Items]
Equities
Partnership interest and other
Financial assets not measured at fair value
Cash and cash equivalent	10,417	20,439
Loans receivable – current
Loans Receivable Non-Current (Level 3)
Financial liabilities not measured at fair value
Accounts payable and accruals
Credit facilities
Debentures
Convertible debentures
Level 2 [Member]
Statement Line Items [Line Items]
Equities	99
Partnership interest and other
Financial assets not measured at fair value
Cash and cash equivalent
Loans receivable – current	69,647	62,439
Loans Receivable Non-Current (Level 3)
Financial liabilities measured at fair value
Derivative financial liability		964
Financial liabilities not measured at fair value
Accounts payable and accruals	11,253	9,454
Credit facilities	76,472	76,465
Debentures	44,867	44,782
Convertible debentures	12,373	11,889
Level 3 [Member]
Statement Line Items [Line Items]
Equities	20,491
Partnership interest and other	200
Financial assets not measured at fair value
Cash and cash equivalent
Loans receivable – current
Loans Receivable Non-Current (Level 3)	34,396	41,595
Financial liabilities not measured at fair value
Accounts payable and accruals
Credit facilities
Debentures
Convertible debentures
Mandatorily at FVTPL [Member]
Statement Line Items [Line Items]
Equities	20,590
Partnership interest and other	200
Total financial assets measured at fair value	20,790
Financial assets not measured at fair value
Cash and cash equivalent
Loans receivable – current
Loans Receivable Non-Current (Level 3)
Total financial assets not measured at fair value
Financial liabilities measured at fair value
Derivative financial liability		964
Total Financial liabilities measured at fair value		964
Financial liabilities not measured at fair value
Accounts payable and accruals
Credit facilities
Debentures
Convertible debentures
Financial asset at amortized cost [Member]
Statement Line Items [Line Items]
Equities
Partnership interest and other
Total financial assets measured at fair value
Financial assets not measured at fair value
Cash and cash equivalent	10,417	20,439
Loans receivable – current	69,949	62,439
Loans Receivable Non-Current (Level 3)	34,726	39,317
Total financial assets not measured at fair value	115,092	122,195
Financial liabilities not measured at fair value
Accounts payable and accruals
Credit facilities
Debentures
Convertible debentures
Other Financial Liabilities [Member]
Statement Line Items [Line Items]
Equities
Partnership interest and other
Total financial assets measured at fair value
Financial assets not measured at fair value
Cash and cash equivalent
Loans receivable – current
Loans Receivable Non-Current (Level 3)
Total financial assets not measured at fair value
Financial liabilities not measured at fair value
Accounts payable and accruals	11,254	9,454
Credit facilities	76,472	76,465
Debentures	44,039	42,156
Convertible debentures	12,373	11,889
Total Financial liabilities not measured at fair value	144,138	139,964
Total Carrying Value [Member]
Statement Line Items [Line Items]
Equities	20,590
Partnership interest and other	200
Total financial assets measured at fair value	20,790
Financial assets not measured at fair value
Cash and cash equivalent	10,417	20,439
Loans receivable – current	69,949	62,439
Loans Receivable Non-Current (Level 3)	34,726	39,317
Total financial assets not measured at fair value	115,092	122,195
Financial liabilities measured at fair value
Derivative financial liability		964
Total Financial liabilities measured at fair value		964
Financial liabilities not measured at fair value
Accounts payable and accruals	11,254	9,454
Credit facilities	76,472	76,465
Debentures	44,039	42,156
Convertible debentures	12,373	11,889
Total Financial liabilities not measured at fair value	144,138	139,964
Total Fair Value [Member]
Statement Line Items [Line Items]
Equities	20,590
Partnership interest and other	200
Financial assets not measured at fair value
Cash and cash equivalent	10,417	20,439
Loans receivable – current	69,647	62,439
Loans Receivable Non-Current (Level 3)	34,396	41,595
Financial liabilities measured at fair value
Derivative financial liability		964
Financial liabilities not measured at fair value
Accounts payable and accruals	11,253	9,454
Credit facilities	76,472	76,465
Debentures	44,867	44,782
Convertible debentures	$ 12,373	$ 11,889

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.
[2]	The consolidated statement of cash flows for the years ended December 31, 2019 and December 31, 2018 reflects the adoption of IFRS 16 on January 1, 2019 and IFRS 9 on January 1, 2018. The comparative information has not been restated.